Document and Entity Information	Oct. 28, 2025
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This purpose of this amendment to the Form 8-K furnished by Modine Manufacturing Company on October 28, 2025 (the “Form 8-K”) is to provide an updated version of the presentation attached as Exhibit 99.2, which includes a correction to the information provided on page 4 of the presentation. There are no other changes to Exhibit 99.2, and no changes to the Form 8-K or Exhibit 99.1 furnished therewith. The unchanged Exhibit 99.1 is attached to this amendment solely for the convenience of the reader.
Document Period End Date	Oct. 28, 2025
Entity File Number	001-01373
Entity Registrant Name	Modine Manufacturing Company
Entity Central Index Key	0000067347
Entity Incorporation, State or Country Code	WI
Entity Tax Identification Number	39-0482000
Entity Address, Address Line One	1500 DeKoven Avenue
Entity Address, City or Town	Racine
Entity Address, State or Province	WI
Entity Address, Postal Zip Code	53403
City Area Code	262
Local Phone Number	636-1200
Title of 12(b) Security	Common Stock, $0.625 par value
Trading Symbol	MOD
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false